Goldman Sachs Small_Mid Cap Growth Fund Investment Strategy - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Small_Mid Cap Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small and mid-cap issuers. Small and mid-cap issuers are companies with relatively small and middle market capitalizations, respectively. As of November 28, 2025, small and mid-cap issuers generally have public stock market capitalizations between $11 million and $44 billion; however this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of then-existing small and mid-cap issuer capitalization range at the time of investment. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small/mid-cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions. The Fund may invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund’s performance against the Russell 2500® Growth Index.